Common Stock and Warrants (Details Narrative) - USD ($)	9 Months Ended
	May 31, 2016	May 31, 2015
Common Stock And Warrants Details Narrative
Cashless exercise options	556,667
Common stock, shares issued during period	282,106
Amount received upon the exercise of warrants	$ 1,367,100	$ 501,242